Post Balance Sheet Events (Forum Energy PLC)	12 Months Ended
Dec. 31, 2011
Forum Energy PLC
Post Balance Sheet Events

22       POST BALANCE SHEET EVENTS

The Company has received a report by Weatherford Petroleum Consultants ("Weatherford") on the interpretation of new 3D and 2D data acquired over the Service Contract 72 licence area ("SC72") in 2011.

During 2011, 2,202 Line-Km of 2D seismic data were acquired over SC72 in order to further define additional leads already identified, and 565 Km2 of 3D seismic data were acquired over the Sampaguita Gas Field in SC72.

The interpretation of these surveys has now been carried out by Weatherford. Their report has given the directors a better understanding of the Sampaguita Gas Field and identified a prospect in the North Bank which is located to the north of Sampaguita within SC72. In addition, the report has identified a number of potential drilling locations. Full details of the report can be found on the Company’s website at www.forumenergy.com

The Company has announced plans to fund its drilling commitments under the second sub phase of the SC72 work programme and the options for this fundraising are currently being assessed by the Directors.